SCHEDULE OF VALUATION TECHNIQUES (Details) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Discount rate, measurement input [member]
IfrsStatementLineItems [Line Items]
Fair value measurement discount rate		1.00%
Decrease in preferred shares		$ 0.9
Decrease in discount rate		1.00%
Increase in preferred shares		$ 1.1
Revenue multiple, measurement input [member]
IfrsStatementLineItems [Line Items]
Decrease in preferred shares		$ 0.6
Decrease in discount rate		1.00%
Increase in preferred shares		$ 0.6
Increase in revenue growth rate		1.00%
Increase in convertible loan notes discount rate	1.00%